RESTRICTED CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Cash And Cash Equivalents [Abstract]
Disclosure Of Restricted Cash

Property	December 31, 2022	December 31, 2021
McCoy-Cove, Nevada (i)	$1,955	$600
Lone Tree, Nevada (ii)	25,877	25,593
Ruby Hill, Nevada (iii)	4,604	4,584
Granite Creek, Nevada (iv)	466	—
Total restricted cash and cash equivalents	$32,902	$30,777

(i)The Company has $2.0 million in restricted cash relating to the reclamation of the Company's McCoy-Cove property.

(ii)The Company has $25.9 million in restricted cash relating to the reclamation of the Company's Lone Tree property.

(iii)     The Company has $4.6 million in restricted cash relating to the reclamation of the Company's Ruby Hill property.
(iv) The Company has $.5 million in restricted cash relating to the reclamation of the Company's Granite Creek property